UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Profit (loss) for the period	$ 7,603,722	$ (4,571,304)
Adjustments to reconcile profit to net cash flows
Income tax	6,736,415	5,841,453
Finance results	13,401,289	18,632,336
Depreciation of property, plant and equipment	1,668,788	1,104,537
Amortization of intangible assets	1,375,998	1,071,448
Depreciation of leased assets	501,232	287,484
Transactional expenses	0	1,839,679
Share-based incentive and stock options	873,407	636,519
Share of profit or loss of joint ventures and associates	(919,087)	(305,687)
Provisions for contingencies	65,598	52,441
Allowance for impairment of trade debtors	815,929	126,593
Allowance for obsolescence	740,264	365,458
Initial recognition and changes in the fair value of biological assets	(2,142,828)	(984,193)
Changes in the net realizable value of agricultural products after harvest	1,242,185
Gain or loss on sale of equipment and intangible assets	(133,586)	(7,919)
Working capital adjustments
Trade receivables	(34,516,244)	(25,172,336)
Other receivables	(4,827,685)	(3,457,049)
Income tax paid	6,742,149	4,560,265
Inventories and biological assets	(35,202,949)	(13,147,532)
Trade and other payables	31,932,303	3,252,321
Employee benefits and social security	1,604,112	(1,009,417)
Deferred revenue and advances from customers	745,423	(1,797,030)
Income and minimum presumed income taxes paid	(3,041,629)
Government grants	(784)	(1,650)
Interest collected	1,866,722	1,658,084
Inflation effects on working capital adjustments	(16,998,252)	(12,620,160)
Net cash flows used in operating activities	(19,867,508)	(23,645,659)
INVESTMENT ACTIVITIES
Proceeds from sale of property, plant and equipment	319,587	82,510
Acquisition of assets		(5,000,000)
Proceeds from financial assets	8,657,999
Investment in financial assets	(482,849)	(2,630,731)
Purchase of property, plant and equipment	(1,756,346)	(1,755,975)
Acquisition of investment property		(758,063)
Capitalized development expenditures	(2,425,244)	(1,556,367)
Purchase of intangible assets	(346,268)	(576,684)
Net cash flows generated (used in) by investing activities	3,966,879	(12,195,310)
FINANCING ACTIVITIES
Proceeds from borrowings	79,923,730	69,542,113
Repayment of borrowings, financed payments and interest payments	(58,787,312)	(55,374,045)
(Decrease) increase in bank overdrafts and other short-term borrowings	(32,838)	1,374,003
Other financial proceeds or payments, net	(2,107,971)	(435,635)
Acquisition of non-controlling interest in subsidiaries	(724,429)
Leased assets payments	(493,453)	(293,182)
Warrants tender offer payments		(1,030,952)
Purchase of own shares		(1,608,560)
Net cash flows generated by financing activities	17,777,727	12,173,742
Net increase (decrease) in cash and cash equivalents	1,877,098	(23,667,227)
Inflation effects on cash and cash equivalents	(3,592,117)	(1,655,143)
Cash and cash equivalents as of beginning of the period	36,046,113	42,522,861
Effect of exchange rate changes on cash and equivalents	2,035,037	1,929,715
Cash and cash equivalents as of the end of the period	$ 36,366,131	$ 19,130,206